Oil And Gas Properties - Summary of Oil And Gas Properties (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024		Dec. 31, 2023
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		$ 40,791
At the end of the financial year		40,125		$ 40,791
Oil and gas assets [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		40,791
At the end of the financial year		40,125		40,791
Oil and gas assets [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		40,791		39,919
Additions		2,320	[1]	6,595
Disposals at written down value		(49)		(10)
Depreciation and amortisation		(1,893)		(3,956)
Completions and transfers		26	[2]	304
Impairment losses				(1,440)
Transfer to assets held for sale		(1,070)	[3]	(621)
At the end of the financial year		40,125		40,791
Oil and gas assets [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		70,439
At the end of the financial year		71,668		70,439
Oil and gas assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(29,648)
At the end of the financial year		(31,543)		(29,648)
Oil and gas assets [member] | Land and buildings [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		701
At the end of the financial year		671		701
Oil and gas assets [member] | Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		701		840
Disposals at written down value		(2)		(8)
Depreciation and amortisation		(28)		(67)
Completions and transfers	[2]	0
Impairment losses				(64)
At the end of the financial year		671		701
Oil and gas assets [member] | Land and buildings [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		1,745
At the end of the financial year		1,743		1,745
Oil and gas assets [member] | Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(1,044)
At the end of the financial year		(1,072)		(1,044)
Oil and gas assets [member] | Transferred exploration and evaluation [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		777
At the end of the financial year		1,032		777
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		777		481
Disposals at written down value				0
Depreciation and amortisation		(86)		(125)
Completions and transfers		341	[2]	441
Impairment losses				(20)
At the end of the financial year		1,032		777
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		1,979
At the end of the financial year		2,320		1,979
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(1,202)
At the end of the financial year		(1,288)		(1,202)
Oil and gas assets [member] | Plant and equipment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		23,589
At the end of the financial year		27,070		23,589
Oil and gas assets [member] | Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		23,589		23,057
Additions		(127)	[1]	836
Disposals at written down value		0		(2)
Depreciation and amortisation		(1,779)		(3,764)
Completions and transfers		5,391	[2]	4,496
Impairment losses				(1,028)
Transfer to assets held for sale		(4)	[3]	(6)
At the end of the financial year		27,070		23,589
Oil and gas assets [member] | Plant and equipment [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		50,272
At the end of the financial year		55,533		50,272
Oil and gas assets [member] | Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(26,683)
At the end of the financial year		(28,463)		(26,683)
Oil and gas assets [member] | Projects in development [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[4]	15,724
At the end of the financial year	[4]	11,352		15,724
Oil and gas assets [member] | Projects in development [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[4]	15,724		15,541
Additions	[4]	2,447	[1]	5,759
Disposals at written down value	[4]	(47)
Completions and transfers	[4]	(5,706)	[2]	(4,633)
Impairment losses	[4]			(328)
Transfer to assets held for sale	[4]	(1,066)	[3]	(615)
At the end of the financial year	[4]	11,352		15,724
Oil and gas assets [member] | Projects in development [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[4]	16,443
At the end of the financial year	[4]	12,072		16,443
Oil and gas assets [member] | Projects in development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[4]	(719)
At the end of the financial year	[4]	$ (720)		$ (719)

[1]	Includes $2,212 million of capital additions and $187 million of capitalised borrowing costs offset by $79 million relating to changes in restoration provision assumptions. The $127 million of additions reducing plant and equipment relates to changes in restoration provision assumptions.
[2]	Upon first oil in June 2024, the carrying value of the Sangomar project in projects in development has been transferred to plant and equipment.
[3]	Refer to Note B.4 for details of the sell-downs of the Scarborough Joint Venture.
[4]	Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.